Annual Total Returns [BarChart] - Pro-Blend(R) Maximum Term Series - CLASS S	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(7.11%)
Annual Return 2012	16.25%
Annual Return 2013	25.72%
Annual Return 2014	5.72%
Annual Return 2015	(5.17%)
Annual Return 2016	4.56%
Annual Return 2017	24.19%
Annual Return 2018	(6.36%)
Annual Return 2019	27.65%
Annual Return 2020	22.08%